Property, Plant And Equipment And Rental Equipment - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation					$ 1.9	$ 2.0	$ 1.6
Depreciation, Property, plant and equipment					1.9	2.0	1.6
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation		$ 0.8		$ 1.2
Depreciation, Property, plant and equipment		0.8		1.2
Rental Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, rental equipment	$ 0.3		$ 0.5		0.5	2.6	26.4
Additions other than through business combinations, property, plant and equipment	12.2	14.6	14.7	26.0
Rental Equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through net exchange differences, property, plant and equipment	16.0	5.9	10.9	15.7
Property and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	2.1	1.4	3.0	2.7
Property and Equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase (decrease) through net exchange differences, property, plant and equipment	2.5	1.3	1.4	2.5
Earnings or Loss [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	16.6	16.1	32.9	31.8	65.9	62.9	63.7
Depreciation, Property, plant and equipment	16.6	16.1	32.9	31.8	65.9	62.9	63.7
Cost of Goods Sold [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	16.1	16.0	32.0	31.2	64.1	61.2	61.7
Depreciation, Property, plant and equipment	16.1	16.0	32.0	31.2	64.1	61.2	61.7
Selling and Administrative Expenses [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impact of the reclassification on property, plant and equipment depreciation	0.5	0.1	0.9	0.6	1.8	1.7	2.0
Depreciation, Property, plant and equipment	$ 0.5	$ 0.1	$ 0.9	$ 0.6	$ 1.8	$ 1.7	$ 2.0